Commitments and Contingencies - Schedule of Minimum Future Annual Payments Under Non-cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 43,972
2020	58,555
2021	47,443
2022	34,378
2023	38,788
Thereafter	346,367
Total future minimum payments	$ 569,503